American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2022

International Growth - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Australia — 4.5%
Atlassian Corp. PLC, Class A(1)	70,170	17,378,302
CSL Ltd.	339,910	67,987,983
NEXTDC Ltd.(1)	2,622,548	18,534,641
Xero Ltd.(1)	157,580	9,270,292
		113,171,218
Belgium — 0.7%
KBC Group NV	390,130	18,606,273
Canada — 5.0%
Canadian Pacific Railway Ltd.	589,730	44,148,364
Element Fleet Management Corp.	1,649,140	20,768,855
First Quantum Minerals Ltd.	759,720	13,443,402
GFL Environmental, Inc.(2)	948,029	26,639,615
Toronto-Dominion Bank	304,000	19,556,828
		124,557,064
China — 1.2%
Li Ning Co. Ltd.	3,235,500	29,469,927
Denmark — 3.8%
Novo Nordisk A/S, B Shares	877,798	93,848,719
Finland — 0.8%
Neste Oyj	432,530	21,339,651
France — 19.5%
Air Liquide SA	329,152	41,246,978
Airbus SE	224,250	21,974,952
Arkema SA	114,250	9,645,172
Bureau Veritas SA	737,639	18,308,133
Capgemini SE	189,480	32,737,973
Carrefour SA	653,690	10,910,403
Dassault Systemes SE	663,920	25,602,864
Edenred	565,267	28,590,850
EssilorLuxottica SA	144,390	21,505,074
L'Oreal SA	86,070	29,560,243
LVMH Moet Hennessy Louis Vuitton SE	115,270	74,379,902
Pernod Ricard SA	178,430	32,739,834
Safran SA	103,410	10,543,113
Sartorius Stedim Biotech	57,160	20,906,920
Schneider Electric SE	356,360	42,356,005
Teleperformance	83,920	23,901,014
Thales SA	245,830	29,637,455
Valeo	669,730	12,792,983
		487,339,868
Germany — 4.7%
Brenntag SE	201,570	13,216,434
Infineon Technologies AG	720,531	17,630,576
Mercedes-Benz Group AG	374,190	20,979,220
Puma SE	360,030	22,006,320
Symrise AG	419,840	43,929,617
		117,762,167

Hong Kong — 2.1%
AIA Group Ltd.	5,499,200	52,909,103
India — 0.7%
HDFC Bank Ltd.	933,330	17,109,693
Indonesia — 0.7%
Bank Central Asia Tbk PT	32,590,800	17,997,384
Ireland — 3.6%
CRH PLC	664,030	24,521,034
ICON PLC(1)	162,930	34,187,602
Kerry Group PLC, A Shares	292,120	30,123,920
		88,832,556
Italy — 3.5%
Ferrari NV	223,660	43,175,851
Prysmian SpA	720,290	22,100,478
Tenaris SA	1,620,340	22,165,419
		87,441,748
Japan — 10.6%
BayCurrent Consulting, Inc.(2)	82,700	24,303,040
Hoya Corp.	267,900	27,319,575
JMDC, Inc.	423,800	20,134,122
Keyence Corp.	121,300	45,544,971
Kobe Bussan Co. Ltd.	1,192,200	30,359,851
MonotaRO Co. Ltd.	2,410,300	43,246,286
Nintendo Co. Ltd.	75,000	30,701,006
Obic Co. Ltd.	163,600	24,196,300
Recruit Holdings Co. Ltd.	581,900	18,498,946
		264,304,097
Netherlands — 6.1%
Adyen NV(1)	22,832	35,233,077
ASML Holding NV	121,220	59,169,343
Koninklijke DSM NV	175,039	22,320,227
Universal Music Group NV	1,777,240	35,292,342
		152,014,989
Spain — 4.2%
Amadeus IT Group SA(1)	275,840	14,561,421
Cellnex Telecom SA	1,046,726	40,762,355
Iberdrola SA	4,748,362	49,438,502
		104,762,278
Sweden — 1.4%
Epiroc AB, A Shares	968,490	14,818,686
Hexagon AB, B Shares	1,874,160	19,152,109
		33,970,795
Switzerland — 6.8%
Alcon, Inc.	532,539	35,063,936
Lonza Group AG	87,330	46,574,809
On Holding AG, Class A(1)(2)	520,330	10,401,397
Partners Group Holding AG	8,350	8,059,866
Sika AG	133,609	30,061,316
Zurich Insurance Group AG	91,170	40,470,302
		170,631,626
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	897,000	14,683,694
Thailand — 0.7%
Kasikornbank PCL	3,960,300	16,687,273

United Kingdom — 15.1%
Ashtead Group PLC	497,030	24,418,007
AstraZeneca PLC	627,610	77,630,549
Compass Group PLC	1,830,000	39,365,229
Halma PLC	620,200	14,918,883
HSBC Holdings PLC	7,798,400	48,111,656
London Stock Exchange Group PLC	400,346	37,553,069
NatWest Group PLC	12,856,368	36,687,770
Reckitt Benckiser Group PLC	653,591	50,432,116
Segro PLC	2,143,670	23,393,822
Whitbread PLC	864,780	25,064,230
		377,575,331
TOTAL COMMON STOCKS (Cost $2,274,277,031)		2,405,015,454
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	296,648	296,648
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,692,380	2,692,380
		2,989,028
Repurchase Agreements — 3.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $14,187,652), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $13,869,868)		13,869,028
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 8/15/30, valued at $70,752,372), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $69,369,297)		69,365,000
		83,234,028
TOTAL SHORT-TERM INVESTMENTS (Cost $86,223,056)		86,223,056
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,360,500,087)		2,491,238,510
OTHER ASSETS AND LIABILITIES — 0.2%		5,595,164
TOTAL NET ASSETS — 100.0%		$2,496,833,674

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	17.0%
Industrials	15.3%
Information Technology	15.1%
Financials	13.3%
Consumer Discretionary	12.0%
Materials	7.5%
Consumer Staples	7.3%
Communication Services	4.2%
Utilities	2.0%
Energy	1.7%
Real Estate	0.9%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,564,808. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,871,720, which includes securities collateral of $3,179,340.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	88,606,916	2,316,408,538	—
Short-Term Investments	2,989,028	83,234,028	—
	91,595,944	2,399,642,566	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.